Basis of presentation and accounting policies - Additional Information (Details) $ / shares in Units, shares in Millions		12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 09, 2020 $ / shares
Basis of presentation and accounting policies
Recognized a translation income/(loss)	$ 91,100,000		$ 138,600,000	$ (32,600,000)
Number of airports | item		53
Share capital	163,223,000	$ 163,223,000	$ 163,223,000	163,223,000
Authorized capital	$ 225,000,000	$ 225,000,000
Shares authorized | shares	225	225
Par value per share | $ / shares	$ 1	$ 1	$ 1		$ 1
Price index	$ 1,134.59	$ 1,134.59	$ 582.46	385.88
Conversion factor derived from indexes	$ 1.95	$ 1.95	$ 1.51	$ 1.36
Maximum
Basis of presentation and accounting policies
Percentage of voting rights		50.00%
Minimum
Basis of presentation and accounting policies
Percentage of voting rights		20.00%
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011		9.35%
Number of airports | item		35
Corporacion America Italia S A
Basis of presentation and accounting policies
Percentage of majority stake owned		62.28%